SHAREHOLDERS' EQUITY (Schedule of RSUs activity) (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Number of RSUs
RSUs outstanding at beginning of year | shares	567,400
RSUs granted | shares	19,200
RSUs vested | shares	(29,645)
RSUs forfeited | shares	(28,442)
RSUs net settled | shares	(388)
RSUs outstanding at end of year | shares	528,125
Weighted average grant date per value
RSUs outstanding at beginning of year | $ / shares	$ 1.57
RSUs granted | $ / shares	1.96
RSUs vested | $ / shares	1.7
RSUs forfeited | $ / shares	1.61
RSUs net settled | $ / shares	1.69
RSUs outstanding at end of year | $ / shares	$ 1.58